Structured Entities and Derecognition of Financial Assets - Schedule of Carrying Amount and Fair Value of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	$ 111,394	$ 91,092
Associated liabilities, carrying amount	111,704	90,901
Fair value	111,380	90,824
Associated liabilities, fair value	111,655	90,868
Residential mortgage securitizations [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	14,612	14,227
Fair value	14,598	13,959
Securities held by counterparties as collateral under repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	72,433	49,794
Fair value	72,433	49,794
Securities lent for cash collateral [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	2,637	2,716
Fair value	2,637	2,716
Securities lent for securities collateral [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying amount	21,712	24,355
Fair value	$ 21,712	$ 24,355